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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                      Pioneer Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Value Fund

 Schedule of Investments 12/31/12

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 15.5%

 Oil & Gas Equipment & Services - 4.0%

 678,300

 Halliburton Co.

 $

 23,530,227

 408,300

 Schlumberger, Ltd.

 28,291,107

 $

 51,821,334

 Integrated Oil & Gas - 7.4%

 550,200

 Chevron Corp.

 $

 59,498,628

 476,600

 Occidental Petroleum Corp.

 36,512,326

 $

 96,010,954

 Oil & Gas Exploration & Production - 4.1%

 1,743,700

 Marathon Oil Corp.

 $

 53,461,842

 Total Energy

 $

 201,294,130

 Materials - 2.1%

 Diversified Metals & Mining - 2.1%

 797,400

 Freeport-McMoRan Copper & Gold, Inc.

 $

 27,271,080

 Total Materials

 $

 27,271,080

 Capital Goods - 7.9%

 Aerospace & Defense - 4.5%

 477,400

 Honeywell International, Inc.

 $

 30,300,578

 342,700

 United Technologies Corp.

 28,104,827

 $

 58,405,405

 Industrial Conglomerates - 3.4%

 2,120,800

 General Electric Co.

 $

 44,515,592

 Total Capital Goods

 $

 102,920,997

 Transportation - 1.0%

 Railroads - 1.0%

 672,500

 CSX Corp.

 $

 13,268,425

 Total Transportation

 $

 13,268,425

 Media - 6.9%

 Cable & Satellite - 2.1%

 714,800

 Comcast Corp.

 $

 26,719,224

 Movies & Entertainment - 4.8%

 1,193,200

 News Corp.

 $

 30,474,328

 649,800

 The Walt Disney Co.

 32,353,542

 $

 62,827,870

 Total Media

 $

 89,547,094

 Retailing - 1.5%

 Department Stores - 1.5%

 504,800

 Macy's, Inc.

 $

 19,697,296

 Total Retailing

 $

 19,697,296

 Food & Staples Retailing - 3.4%

 Drug Retail - 1.3%

 352,700

 CVS Caremark Corp.

 $

 17,053,045

 Hypermarkets & Super Centers - 2.1%

 401,900

 Wal-Mart Stores, Inc.

 $

 27,421,637

 Total Food & Staples Retailing

 $

 44,474,682

 Food, Beverage & Tobacco - 4.3%

 Soft Drinks - 1.1%

 432,800

 Coca-Cola Enterprises, Inc.

 $

 13,732,744

 Tobacco - 3.2%

 659,200

 Altria Group, Inc.

 $

 20,712,064

 248,800

 Philip Morris International, Inc.

 20,809,632

 $

 41,521,696

 Total Food, Beverage & Tobacco

 $

 55,254,440

 Health Care Equipment & Services - 5.2%

 Health Care Equipment - 2.4%

 535,700

 Covidien Plc

 $

 30,931,318

 Managed Health Care - 2.8%

 679,700

 UnitedHealth Group, Inc.

 $

 36,866,928

 Total Health Care Equipment & Services

 $

 67,798,246

 Pharmaceuticals, Biotechnology & Life Sciences - 15.0%

 Biotechnology - 2.5%

 368,400

 Amgen, Inc.

 $

 31,800,288

 Pharmaceuticals - 12.5%

 673,600

 Johnson & Johnson

 $

 47,219,360

 1,181,200

 Merck & Co., Inc.

 48,358,328

 2,679,500

 Pfizer, Inc.

 67,201,860

 $

 162,779,548

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 194,579,836

 Banks - 6.8%

 Diversified Banks - 3.1%

 1,181,700

 Wells Fargo & Co.

 $

 40,390,506

 Regional Banks - 3.7%

 457,500

 BB&T Corp.

 $

 13,317,825

 581,800

 PNC Financial Services Group, Inc.

 33,924,758

 $

 47,242,583

 Total Banks

 $

 87,633,089

 Diversified Financials - 11.8%

 Other Diversified Financial Services - 5.2%

 1,081,800

 Citigroup, Inc.

 $

 42,796,008

 560,300

 JPMorgan Chase & Co.

 24,636,391

 $

 67,432,399

 Consumer Finance - 5.2%

 703,000

 Capital One Financial Corp.

 $

 40,724,790

 688,000

 Discover Financial Services

 26,522,400

 $

 67,247,190

 Investment Banking & Brokerage - 1.4%

 139,700

 The Goldman Sachs Group, Inc.

 $

 17,820,132

 Total Diversified Financials

 $

 152,499,721

 Insurance - 6.7%

 Property & Casualty Insurance - 6.7%

 361,900

 ACE, Ltd.

 $

 28,879,620

 340,800

 The Chubb Corp.

 25,669,056

 448,000

 The Travelers Companies, Inc.

 32,175,360

 $

 86,724,036

 Total Insurance

 $

 86,724,036

 Software & Services - 4.9%

 Systems Software - 4.9%

 1,459,600

 Microsoft Corp.

 $

 39,015,108

 714,500

 Oracle Corp.

 23,807,140

 $

 62,822,248

 Total Software & Services

 $

 62,822,248

 Technology Hardware & Equipment - 2.0%

 Communications Equipment - 2.0%

 1,337,600

 Cisco Systems, Inc.

 $

 26,283,840

 Total Technology Hardware & Equipment

 $

 26,283,840

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 1,005,900

 Intel Corp.

 $

 20,751,717

 Total Semiconductors & Semiconductor Equipment

 $

 20,751,717

 Telecommunication Services - 3.3%

 Integrated Telecommunication Services - 2.0%

 389,800

 AT&T, Inc.

 $

 13,140,158

 297,400

 Verizon Communications, Inc.

 12,868,498

 $

 26,008,656

 Wireless Telecommunication Services - 1.3%

 642,500

 Vodafone Group Plc (A.D.R.)

 $

 16,184,575

 Total Telecommunication Services

 $

 42,193,231

 TOTAL COMMON STOCKS

 (Cost $1,125,705,469)

 $

 1,295,014,108

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 $

 1,295,014,108

 (Cost $1,125,705,468) (a)

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 1,856,819

 TOTAL NET ASSETS - 100.0%

 $

 1,296,870,927

 (A.D.R.)

 American Depositary Receipts.

 *

 Non-income producing security.

 (a)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,127,333,759 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 178,583,571

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (10,903,222)

 Net unrealized gain

 $

 167,680,349

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,295,014,108

$
-

$
-

$
1,295,014,108

 Total

$
1,295,014,108

$
-

$
-

$
1,295,014,108

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 1, 2013 * Print the name and title of each signing officer under his or her signature.